Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income (loss) per common share — basic:
Income (loss) from continuing operations	$ 4,157,108	$ (2,666,269)
Loss from discontinued operations	(253,367)	(371,248)
Net income (loss)	$ 3,903,741	$ (3,037,517)
Weighted average common shares outstanding — basic (in Shares)	94,865,761	65,954,691
Net income (loss) per common share – basic:
From continuing operations (in Dollars per share)	$ 0.04	$ (0.05)
From discontinued operations (in Dollars per share)	$ 0	$ (0.01)
Income (loss) per common share — diluted:
Income (loss) from continuing operations	$ 4,157,108	$ (2,666,269)
Add: interest expense, net	(3,036)
Numerator for loss from continuing operations per common share — diluted	4,154,072	(2,666,269)
Numerator for loss from discontinuing operations per common share — diluted	(253,367)	(371,248)
Net loss per common share – diluted	$ 3,900,705	$ (3,037,517)
Weighted average common shares outstanding — basic (in Shares)	94,865,761	65,954,691
Effect of dilutive securities:
Options (in Shares)	299,790
Preferred shares (in Shares)	756,667
Weighted average common shares outstanding – diluted (in Shares)	95,922,218	65,954,691
Net loss per common share – diluted:
From continuing operations (in Dollars per share)	$ 0.04	$ (0.05)
From discontinued operations (in Dollars per share)	$ 0	$ (0.01)